Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Assets Held for Sale	Dec. 31, 2012 Assets Held for Sale	Dec. 31, 2011 Assets Held for Sale	Feb. 29, 2012 Property and Equipment	Mar. 31, 2013 Scientific Equipment	Dec. 31, 2012 Scientific Equipment
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 47,588	$ 85,965	$ 411,621	$ 441,687	$ 4,674,230	$ 4,721,818
Impairment loss			78,758
Net book value							43,703	144,997	860,853
Proceeds from sale of assets	29,976	5,014	61,918	287,270	395,388	425,364	29,976	61,918	287,270
Loss on disposal of property and equipment	(13,727)	(13,872)	(83,077)	(573,583)	(772,086)	(785,813)	13,727	83,077	573,583
Net book value of assets, held for sale										$ 507,622	$ 207,566	$ 251,269